UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21342

Lehman Brothers First Trust Income Opportunity Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY		10022
(Address of principal executive offices)		(Zip code)

Peter E. Sundman, Chief Executive Officer Lehman Brothers First Trust Income Opportunity Fund 605 Third Avenue, 2nd Floor, New York, New York 10158-0180
Arthur Delibert, Esq. Kirkpatrick & Lockhart Nicholson Graham LLP 1601 K Street, N.W., Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Registrant's telephone number, including area code:		(212) 476-8800

Date of fiscal year end:	12/31/2006

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2006 is filed herewith.

Lehman Brothers First Trust Income Opportunity Fund — SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Asset Backed Securities — 0.8% of Total Net Assets
	Airlines — 0.8%
$1,405,000	Delta Airlines, Inc., Pass-Through Certificates, Series 2000-1, Class A2

	7.570%, 11/18/2010	BB	NR	B	$1,406,756

	Total Asset Backed Securities (Identified Cost $1,304,949)				1,406,756

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Corporate Debt — 144.5% of Total Net Assets
	Automotive — 17.8%
$835,000	Ford Motor Co., Global Note
	7.450%, 7/16/2031	B	B	B	$645,037
3,730,000	Ford Motor Credit Co., Global Note
	7.375%, 10/28/2009	B	B	BB	3,624,829
5,000,000	Ford Motor Credit Co., Note
	6.500%, 1/25/2007	B	B	BB	4,996,575
6,870,000	Ford Motor Credit Co., Note, 144A
	9.750%, 9/15/2010	B	B	BB	7,093,096
5,475,000	General Motors Acceptance Corp., Global Note
	6.875%, 9/15/2011	BB	Ba	BB	5,445,993
1,300,000	General Motors Acceptance Corp., Note
	8.000%, 11/01/2031	BB	Ba	BB	1,359,255
1,765,000	General Motors Acceptance Corp., Senior Note
	7.000%, 2/01/2012	BB	Ba	BB	1,759,186
5,910,000	General Motors Corp., Senior Note
	8.250%, 7/15/2023	B	Caa	B	5,119,537
1,660,000	Goodyear Tire & Rubber Co., Senior Note
	9.000%, 7/01/2015	B	B	CCC	1,684,900
					31,728,408
	Beverages, Food & Tobacco — 0.6%
1,120,000	Le-Natures, Inc., Senior Subordinated Note, 144A
	10.000%, 6/15/2013	CCC	B	NR	1,153,600

	Chemicals — 4.5%
1,550,000	AmeriGas Partners, LP, Senior Note
	7.250%, 5/20/2015	NR	B	BB	1,544,187
670,000	AmeriGas Partners, LP/AP Eagle Finance Corp., Senior Note
	7.125%, 5/20/2016	NR	B	BB	659,950
1,270,000	Chemtura Corp., Note
	6.875%, 6/01/2016	BB	Ba	NR	1,252,537
1,155,000	Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
	10.625%, 5/01/2011	BB	B	BB	1,238,737
760,000	Lyondell Chemical Co., Senior Note
	8.250%, 9/15/2016	B	B	BB	771,400
915,000	Methanex Corp., Senior Note
	8.750%, 8/15/2012	BBB	Ba	BBB	985,912
1,745,000	PQ Corp., Senior Subordinated Note
	7.500%, 2/15/2013	B	B	NR	1,657,750
					8,110,473
	Coal — 3.8%
2,650,000	Arch Western Finance LLC, Guaranteed Senior Note
	6.750%, 7/01/2013	BB	B	NR	2,544,000
3,240,000	Massey Energy Co., Senior Note

	6.875%, 12/15/2013	B	B	NR	2,932,200
1,275,000	Peabody Energy Corp., Senior Note
	6.875%, 3/15/2013	BB	Ba	BB	1,255,875
					6,732,075
	Commercial Services — 10.5%
1,375,000	Allied Waste North America Inc., Senior Note
	7.250%, 3/15/2015	BB	B	B	1,364,687
2,680,000	Cardtronics, Inc., Senior Subordinated Note, 144A
	9.500%, 8/15/2013	B	B	NR	2,747,000
2,000,000	Education Management LLC/Education Management Corp., Senior Note, 144A
	8.750%, 6/01/2014	CCC	B	NR	2,020,000
350,000	Education Management LLC/Education Management Corp., Senior Note, 144A
	10.250%, 6/01/2016	CCC	Caa	NR	357,875
2,945,000	Knowledge Learning Corp., Inc., Senior Subordinated Note, 144A
	7.750%, 2/01/2015	B	B	NR	2,753,575
3,105,000	Language Line, Inc., Senior Subordinated Note
	11.125%, 6/15/2012	CCC	B	NR	3,019,612
3,105,000	Monitronics International, Inc., Senior Subordinated Note
	11.750%, 9/01/2010	B	B	NR	3,004,087
1,200,000	Service Corp. International/US, Senior Note, 144A
	7.375%, 10/01/2014	BB	B	NR	1,207,500
1,020,000	Service Corp. International/US, Senior Note, 144A
	7.625%, 10/01/2018	BB	B	NR	1,026,375
1,385,000	Service Corp. International/US, Senior Note, 144A
	8.000%, 6/15/2017	BB	B	NR	1,326,137
					18,826,848
	Communications — 5.3%
1,335,000	Dycom Industries, Inc., Subordinated Note
	8.125%, 10/15/2015	B	Ba	NR	1,348,350
2,200,000	Intelsat Bermuda, Ltd., Senior Note, 144A
	9.250%, 6/15/2016	B	B	BB	2,312,750
3,375,000	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note
	8.625%, 1/15/2015	B	B	BB	3,450,937
450,000	L-3 Communications Corp., Senior Subordinated Note
	5.875%, 1/15/2015	BB	Ba	BB	427,500
1,830,000	L-3 Communications Corp., Senior Subordinated Note
	7.625%, 6/15/2012	BB	Ba	BB	1,884,900
					9,424,437
	Computers — 1.9%
3,225,000	Sungard Data Systems, Inc., Senior Note
	9.125%, 8/15/2013	B	Caa	B	3,337,875

	Consumer Products — 0.7%
1,110,000	Spectrum Brands, Inc., Senior Subordinated Note
	7.375%, 2/01/2015	CCC	Caa	CCC	888,000
520,000	Spectrum Brands, Inc., Senior Subordinated Note
	8.500%, 10/01/2013	CCC	Caa	CCC	449,800
					1,337,800
	Containers & Packaging — 3.5%
860,000	Ball Corp., Guaranteed Senior Note
	6.875%, 12/15/2012	BB	Ba	BB	866,450
1,855,000	Crown Americas LLC, Senior Note
	7.750%, 11/15/2015	B	B	B	1,878,187
3,415,000	Owens-Brockway Glass Container, Senior Secured Note
	8.750%, 11/15/2012	BB	Ba	BB	3,602,825
					6,347,462
	Electric Utilities — 9.0%
1,445,000	AES Corp., (The) Senior Secured Note, 144A

	8.750%, 5/15/2013	BB	Ba	BB	1,549,762
2,505,000	CMS Energy Corp., Senior Note
	7.750%, 8/01/2010	B	Ba	BB	2,630,250
2,485,000	Midwest Generation LLC, Senior Secured Note
	8.750%, 5/01/2034	B	Ba	BB	2,652,737
3,345,000	Mirant Americas Generation LLC, Inc., Senior Note
	8.300%, 5/01/2011	B	Caa	B	3,349,181
1,410,000	Mission Energy Holding Co., Senior Secured Note
	13.500%, 7/15/2008	B	B	BB	1,573,912
1,300,000	NRG Energy, Inc., Senior Note
	7.375%, 2/01/2016	B	B	B	1,291,875
1,580,000	TECO Energy, Inc., Note
	7.500%, 6/15/2010	BB	Ba	BB	1,659,000
1,500,000	TXU Corp., Series Q, Senior Note
	6.500%, 11/15/2024	BB	Ba	BBB	1,421,169
					16,127,886
	Electronics — 2.6%
1,350,000	Flextronics International Ltd., Senior Subordinated Note
	6.500%, 5/15/2013	BB	Ba	BB	1,336,500
1,565,000	Sensata Technologies BV, Senior Note, 144A
	8.000%, 5/01/2014	B	B	NR	1,521,963
1,720,000	Xerox Corp., Note
	7.625%, 6/15/2013	BB	Ba	BBB	1,806,000
					4,664,463
	Entertainment & Leisure — 12.9%
1,210,000	AMC Entertainment, Inc., Senior Subordinated Note
	11.000%, 2/01/2016	CCC	B	NR	1,318,900
2,160,000	AMF Bowling Worldwide, Inc., Senior Subordinated Note
	10.000%, 3/01/2010	CCC	B	NR	2,241,000
1,750,000	Blockbuster, Inc., Senior Subordinated Note
	9.000%, 9/01/2012	CCC	Caa	CC	1,605,625
1,620,000	Chukchansi Economic Development Authority, Note, 144A
	8.000%, 11/15/2013	BB	B	NR	1,662,525
1,090,000	Marquee, Inc., Series B, Senior Note
	8.625%, 8/15/2012	B	Ba	B	1,125,425
1,275,000	Mohegan Tribal Gaming Authority, Senior Subordinated Note
	8.000%, 4/01/2012	B	Ba	NR	1,319,625
1,600,000	Pokagon Gaming Authority, Senior Note, 144A
	10.375%, 6/15/2014	B	B	NR	1,706,000
1,255,000	Royal Caribbean Cruises Ltd., Senior Note
	7.500%, 10/15/2027	BBB	Ba	NR	1,225,692
1,475,000	San Pasqual Casino, Senior Note, 144A
	8.000%, 9/15/2013	B	B	NR	1,500,813
480,000	Station Casinos, Inc., Senior Note
	6.000%, 4/01/2012	BB	Ba	NR	463,200
2,100,000	Station Casinos, Inc., Senior Note
	7.750%, 8/15/2016	BB	Ba	NR	2,178,750
4,375,000	Station Casinos, Inc., Senior Subordinated Note
	6.875%, 3/01/2016	B	Ba	NR	4,101,563
3,385,000	WMG Holdings Corp., Senior Note, Step-Up
	0.000%/9.500%, 12/15/2014 (b)	B	B	B	2,521,825
					22,970,943
	Financial Services — 1.1%
500,000	American Real Estate Partners, LP, Senior Note
	8.125%, 6/01/2012	BB	Ba	NR	512,500
1,470,000	American Real Estate Partners, LP/American Real Estate Finance Corp., Senior Note
	7.125%, 2/15/2013	BB	Ba	NR	1,462,650
					1,975,150

	Forest Products & Paper — 1.8%
1,090,000	Bowater, Inc., Note
	9.000%, 8/01/2009	B	B	BB	1,128,150
535,000	Bowater, Inc., Senior Note, (FRN)
	8.390%, 12/15/2006	B	B	BB	542,356
310,000	Graphic Packaging International Corp., Senior Subordinated Note
	9.500%, 8/15/2013	B	B	B	316,975
1,200,000	Graphic Packaging International Corp., Senior Note
	8.500%, 8/15/2011	B	B	B	1,227,000
					3,214,481
	Health Care Providers — 7.8%
1,220,000	HCA, Inc., Note
	6.300%, 10/01/2012	BB	Ba	BB	1,032,425
1,620,000	HCA, Inc., Senior Note
	7.875%, 2/01/2011	BB	Ba	BB	1,549,125
550,000	Multiplan, Inc., Senior Subordinated Note, 144A
	10.375%, 4/15/2016	B	Caa	NR	552,750
975,000	National Mentor Holdings, Senior Subordinated Note, 144A
	11.250%, 7/01/2014	CCC	Caa	NR	1,014,000
260,000	Omnicare Inc., Senior Subordinated Note
	6.750%, 12/15/2013	BB	Ba	NR	252,850
740,000	Omnicare, Inc., Senior Subordinated Note
	6.125%, 6/01/2013	BB	Ba	NR	699,300
2,025,000	Rural/Metro Corp., Senior Subordinated Note
	9.875%, 3/15/2015	CCC	B	NR	2,093,344
2,485,000	Spheris, Inc., Senior Subordinated Note
	11.000%, 12/15/2012	CCC	Caa	NR	2,329,688
540,000	Triad Hospitals, Inc., Senior Subordinated Note
	7.000%, 11/15/2013	B	B	B	524,475
1,115,000	US Oncology Holdings, Inc., Senior Note, (FRN)
	10.675%, 3/15/2007	B	B	NR	1,137,300
710,000	US Oncology, Inc., Senior Note
	9.000%, 8/15/2012	B	B	NR	734,850
2,015,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note
	6.500%, 6/01/2016	BB	Ba	BBB	2,002,406
					13,922,513
	Media - Broadcasting & Publishing — 27.3%
2,005,000	CCH I Holdings LLC, Guaranteed Senior Note
	10.000%, 5/15/2014	CCC	Caa	CCC	1,368,413
3,623,000	CCH I LLC, Senior Secured Note
	11.000%, 10/01/2015	CCC	Caa	CCC	3,296,930
1,350,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A
	8.000%, 4/30/2012	B	B	B	1,360,125
1,000,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A
	8.375%, 4/30/2014	B	B	B	1,016,250
3,445,000	CMP Susquehanna Corp., Senior Subordinated Note, 144A
	9.875%, 5/15/2014	CCC	B	NR	3,238,300
2,525,000	CSC Holdings, Inc., Series B, Senior Note
	8.125%, 8/15/2009	B	B	BB	2,616,531
290,000	Dex Media West LLC/Dex Media Finance Co., Series B, Senior Note

	8.500%, 8/15/2010	B	B	B	299,425
580,000	Dex Media West LLC/Dex Media Finance Co., Series B, Senior Subordinated Note
	9.875%, 8/15/2013	B	B	B	626,400
2,960,000	Dex Media, Inc., Note
	8.000%, 11/15/2013	B	B	CCC	2,937,800
1,465,000	DirecTV Holdings LLC, Senior Note
	6.375%, 6/15/2015	BB	Ba	BB	1,377,100

660,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note
	8.375%, 3/15/2013	BB	Ba	BB	683,925
2,010,000	Echostar DBS Corp., Guaranteed Senior Note, 144A
	7.125%, 2/01/2016	BB	Ba	BB	1,942,163
1,400,000	Echostar DBS Corp., Senior Note
	6.625%, 10/01/2014	BB	Ba	BB	1,331,750
1,115,000	Echostar DBS Corp., Senior Note, 144A
	7.000%, 10/01/2013	BB	Ba	BB	1,089,913
720,000	Entercom Radio LLC/Entercom Capital, Inc., Senior Subordinated Note

	7.625%, 3/01/2014	B	Ba	NR	702,900
4,935,000	Houghton Mifflin Co., Senior Note
	8.250%, 2/01/2011	CCC	B	B	5,070,713
580,000	LIN Television Corp., Senior Subordinated Note
	6.500%, 5/15/2013	B	Ba	NR	540,850
675,000	LIN Television Corp., Series B, Senior Subordinated Note
	6.500%, 5/15/2013	B	Ba	NR	629,438
2,070,000	Mediacom LLC/Mediacom Capital Corp., Senior Note
	9.500%, 1/15/2013	B	B	CCC	2,116,575
5,615,000	Paxson Communications Corp., Senior Note, 144A, (FRN)
	11.757%, 10/16/2006	CCC	Caa	NR	5,657,113
2,225,000	Primedia, Inc., Senior Note
	8.875%, 5/15/2011	B	B	NR	2,174,938
300,000	Primedia, Inc., Senior Note, (FRN)
	10.780%, 11/15/2006	B	B	NR	306,750
3,130,000	RH Donnelley Corp., Senior Note
	8.875%, 1/15/2016	B	B	CCC	3,137,825
1,400,000	Rogers Cable, Inc., Senior Secured Note
	6.250%, 6/15/2013	BB	Ba	BB	1,382,500
1,135,000	Rogers Cable, Inc., Senior Secured Note
	7.875%, 5/01/2012	BB	Ba	BB	1,211,613
1,355,000	Rogers Cable, Inc., Senior Secured Note
	8.750%, 5/01/2032	BB	Ba	BB	1,598,900
1,025,000	Young Broadcasting, Inc., Senior Subordinated Note
	8.750%, 1/15/2014	CCC	Caa	NR	871,250
190,000	Young Broadcasting, Inc., Senior Subordinated Note
	10.000%, 3/01/2011	CCC	Caa	NR	177,413
					48,763,803
	Medical Supplies — 1.5%
3,715,000	CDRV Investors, Inc., Senior Note, Step-Up
	0.000%/9.625%, 1/01/2015 (b)	B	Caa	NR	2,749,100

	Oil & Gas — 9.0%
2,065,000	Chesapeake Energy Corp., Senior Note
	6.375%, 6/15/2015	BB	Ba	BB	1,972,075
670,000	Chesapeake Energy Corp., Senior Note
	7.500%, 9/15/2013	BB	Ba	BB	680,050
2,650,000	El Paso Corp., Note
	7.750%, 6/15/2010	B	B	NR	2,742,750
920,000	El Paso Corp., Senior Note
	9.625%, 5/15/2012	B	B	NR	1,018,900
2,190,000	El Paso Natural Gas Co., Note
	8.375%, 6/15/2032	B	Ba	NR	2,507,116
1,235,000	Ferrellgas Partners, LP/Ferrellgas Partners Finance Corp., Senior Note

	8.750%, 6/15/2012	B	B	NR	1,284,400
840,000	Forest Oil Corp., Senior Note
	7.750%, 5/01/2014	B	B	NR	848,400
1,090,000	Forest Oil Corp., Senior Note
	8.000%, 12/15/2011	B	B	NR	1,128,150

500,000	Newfield Exploration Co., Senior Note
	7.625%, 3/01/2011	BB	Ba	BB	515,625
435,000	Southern Natural Gas Co., Note
	8.000%, 3/01/2032	B	Ba	NR	480,949
790,000	Targa Resources, Inc., Senior Note, 144A
	8.500%, 11/01/2013	B	B	NR	788,025
2,025,000	Transcontinental Gas Pipe Line Corp., Note
	7.250%, 12/01/2026	BB	Ba	BBB	2,062,969
					16,029,409
	Pharmaceuticals — 0.7%
1,280,000	Elan Finance PLC/Elan Finance Corp., Guaranteed Senior Note, (FRN)
	9.405%, 11/15/2006	B	B	NR	1,292,800

	Restaurants — 0.8%
1,430,000	NPC International, Inc., Senior Subordinated Note, 144A
	9.500%, 5/01/2014	B	Caa	NR	1,408,550

	Retailers — 5.7%
2,255,000	Amscan Holdings, Inc., Senior Subordinated Note
	8.750%, 5/01/2014	CCC	Caa	NR	2,040,775
640,000	Autonation, Inc., Guaranteed Senior Note, 144A
	7.000%, 4/15/2014	BB	Ba	BB	638,400
1,130,000	Dollarama Group, LP, Senior Subordinated Note
	8.875%, 8/15/2012	B	B	NR	1,152,600
660,000	GSC Holdings Corp., Guaranteed Senior Note
	8.000%, 10/01/2012	B	B	NR	679,800
2,045,000	JC Penney Corp., Note
	8.125%, 4/01/2027	BBB	Baa	BBB	2,112,800
3,110,000	Jean Coutu Group, Inc., Senior Subordinated Note
	8.500%, 8/01/2014	B	Caa	CCC	2,993,375
815,000	Movie Gallery, Inc., Senior Note
	11.000%, 5/01/2012	CCC	Caa	NR	521,600
					10,139,350
	Telephone Systems — 11.2%
320,000	American Cellular Corp., Series B, Senior Note
	10.000%, 8/01/2011	CCC	B	B	335,200
451,427	Calpoint Receivables Structured Trust 2001, Note, 144A
	7.440%, 12/10/2006	NR	B	CCC	452,556
2,635,000	Centennial Cellular Operating Co./Centennial Communications Corp., Guaranteed Senior Note
	10.125%, 6/15/2013	CCC	B	B	2,799,688
35,000	Dobson Cellular Systems, Senior Note
	8.375%, 11/01/2011	B	Ba	BB	36,356
1,370,000	Dobson Communications Corp., Senior Note
	8.875%, 10/01/2013	CCC	Caa	CCC	1,358,013
5,250,000	Nextel Communications, Inc., Series E, Senior Note
	6.875%, 10/31/2013	BBB	Baa	BBB	5,344,201
2,540,000	Nordic Telephone Co. Holdings, Senior Note, 144A
	8.875%, 5/01/2016	B	B	B	2,670,175
3,280,000	Qwest Corp., Note
	8.875%, 3/15/2012	BB	Ba	BB	3,579,300
665,000	Rogers Wireless Communications, Inc., Senior Secured Note
	7.500%, 3/15/2015	BB	Ba	BB	709,888
625,000	Windstream Corp., Senior Note, 144A
	8.125%, 8/01/2013	BB	Ba	BB	663,281
1,910,000	Windstream Corp., Senior Note, 144A
	8.625%, 8/01/2016	BB	Ba	BB	2,043,700
					19,992,358

	Textiles, Clothing & Fabrics — 0.8%
1,400,000	Levi Strauss & Co., Senior Note
	9.750%, 1/15/2015	B	B	B	1,452,500

	Transportation — 3.7%
2,640,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note

	9.375%, 5/01/2012	B	B	B	2,798,400
175,000	Stena AB, Note
	9.625%, 12/01/2012	BB	Ba	NR	188,125
2,055,000	Stena AB, Senior Note
	7.000%, 12/01/2016	BB	Ba	NR	1,936,838
1,675,000	Stena AB, Senior Note
	7.500%, 11/01/2013	BB	Ba	NR	1,645,688
					6,569,051
	Total Corporate Debt (Identified Cost $254,619,694)				258,271,335

	Total Investments — 145.3%
	(Identified Cost $255,924,643) (a)				259,678,091
	Other Assets, Less Liabilities — 5.1%				9,179,403
	Money Market Cumulative Preferred Shares plus cumulative unpaid dividends (50.4%)				(90,130,250)
	Total Net Assets Applicable to Common Shareholders — 100%				$178,727,244

See Notes to Schedule of Investments

Notes to Schedule of Investments

(a)	Federal Tax Information:

At September 30, 2006, the net unrealized appreciation on investments based on cost of $256,240,178 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,240,182
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,802,269)
Net unrealized appreciation	$3,437,913

(b)	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

FRN	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2006.

144A

Restricted security subject to restrictions on resale under federal securities law. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the adviser to be liquid. At the period end, the value of 144A securities amounted to $54,474,272 or 30.5% of net assets applicable to common shareholders.

For more information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Valuation:   Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  Securities for which closing market prices or market quotations are not available or are not considered by the adviser to be reflective of a security’s market value, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.  Criteria considered in making this determination may include, but are not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer’s position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries.  Securities with remaining maturities of 60 days or less are valued at amortized cost.  This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Reverse Repurchase Agreements:   The fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the adviser. A reverse repurchase agreement involves the sale of a security by the fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the fund may decline below the price of the securities that the fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at September 30, 2006.

Interest Rate Swap Contracts:   The fund may enter into interest rate swap transactions.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  The fund may enter into interest rate swap agreements to manage its exposure to interest rate risk.  Interest rate swap contracts involve the exchange by the fund with another party of their respective commitments to pay or receive interest.  At September 30, 2006, the fund had the following open swap agreements:

For more information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation

$22,500,000	3/15/07	Agreement with Citibank N.A. dated 3/11/04 to pay the notional amount multiplied by 2.27% and to receive the notional amount multiplied by the 1 month U.S. Dollars — London Interbank Offered Rate — British Bankers Association (USD — LIBOR — BBA).	$342,000

$22,500,000	9/28/07	Agreement with Citibank N.A. dated 9/24/04 to pay the notional amount multiplied by 3.22% and to receive the notional amount multiplied by the 1 month U.S. Dollars — London Interbank Offered Rate — British Bankers Association (USD — LIBOR — BBA).	$437,000

Periodically, the fund receives from or deposits, with the counter party, a specific amount of cash equal to the market value of the interest rate swap contracts. At September 30, 2006, the fund had $811,000 payable for collateral on interest rate swap contracts under this arrangement.

For more information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant [on Form N-CSR and Form N-Q] is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund

By:	/s/ Peter E. Sundman
Peter E. Sundman, Chief Executive Officer

Date	11/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter E. Sundman
Peter E. Sundman, Chief Executive Officer

Date	11/21/06

By:	/s/ John M. McGovern
John M. McGovern, Treasurer/Principal Financial and Accounting Officer

Date	11/21/06